INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at December 31, 2012, of which Glorycrown and Everbright accounted for $93.5 million:

(in thousands of $)	2012	2011
Total minimum lease payments to be received	1,955,514	2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(538,890)	(629,397)
Net minimum lease payments receivable	1,416,624	1,552,189
Estimated residual values of leased property (un-guaranteed)	328,865	352,328
Less: unearned income	(435,047)	(503,921)
	1,310,442	1,400,596
Less: deferred deemed equity contribution	(151,454)	(164,471)
Less: unamortized gains	(15,129)	(16,065)
Total investment in direct financing and sales-type leases	1,143,859	1,220,060
Current portion	56,870	60,160
Long-term portion	1,086,989	1,159,900
	1,143,859	1,220,060

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2012, are as follows:

(in thousands of $) Year ending December 31
2013	177,700
2014	216,527
2015	201,627
2016	210,544
2017	204,394
Thereafter	944,722
Total minimum lease revenues	1,955,514